Income Tax and Deferred Taxes - Summary of Origination and Changes in Deferred Tax Assets and Liabilities (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Income Taxes [Line Items]
Assets	$ 21,848,239	$ 19,171,230
Liabilities	(249,284,641)	(278,080,054)
Increase (decrease) in other comprehensive income	(38,984,238)	(60,640,669)	$ 26,165,652
Deferred Tax Assets Liabilities [Member]
Disclosure Of Income Taxes [Line Items]
Net deferred tax assets	21,848,239	19,171,230
Net deferred tax liabilities	(249,284,641)	(278,080,054)
Deferred Tax Assets Liabilities [Member] | Tax Relating To Accumulated Depreciation
Disclosure Of Income Taxes [Line Items]
Assets	10,652,313	9,636,857
Liabilities	(404,453,928)	(359,613,258)
Beginning balance	(349,976,401)	(263,685,283)
Effects first application IFRS 9 and IAS 29			0
Increase (decrease) in profit or loss	(5,668,543)	(3,851,978)
Acquisitions Through Business Combinations		(74,336,810)
Foreign currency translation	(1,561,204)	(10,342,994)
Other increases (decreases)	(36,595,467)	2,240,664
Ending balance	(393,801,615)	(349,976,401)	(263,685,283)
Deferred Tax Assets Liabilities [Member] | Tax Relating To Post Employment Benefit Obligations
Disclosure Of Income Taxes [Line Items]
Assets	7,772,646	6,131,110
Liabilities	(34,413)	(421,462)
Beginning balance	5,709,648	5,971,995
Effects first application IFRS 9 and IAS 29			0
Increase (decrease) in profit or loss	126,352	(250,223)
Increase (decrease) in other comprehensive income	2,099,845	(10,228)
Other increases (decreases)	(197,612)	(1,896)
Ending balance	7,738,233	5,709,648	5,971,995
Deferred Tax Assets Liabilities [Member] | Revaluations Of Financial Instruments [Member]
Disclosure Of Income Taxes [Line Items]
Assets	456,888
Increase (decrease) in other comprehensive income	710,523
Other increases (decreases)	(253,635)
Ending balance	456,888
Deferred Tax Assets Liabilities [Member] | Tax Loss Carryforwards
Disclosure Of Income Taxes [Line Items]
Assets	81,154,636	36,921,157
Beginning balance	36,921,157	9,536,102
Effects first application IFRS 9 and IAS 29			0
Increase (decrease) in profit or loss	14,343,314	(3,278,563)
Acquisitions Through Business Combinations		32,058,724
Foreign currency translation	2,096,339	2,831,404
Other increases (decreases)	27,793,826	(4,226,510)
Ending balance	81,154,636	36,921,157	9,536,102
Deferred Tax Assets Liabilities [Member] | Tax Relating To Provisions
Disclosure Of Income Taxes [Line Items]
Assets	87,275,541	55,080,385
Beginning balance	55,080,385	39,890,472
Effects first application IFRS 9 and IAS 29			1,261,836
Increase (decrease) in profit or loss	24,123,136	4,032,271
Acquisitions Through Business Combinations		5,183,782
Foreign currency translation	795,123	973,961
Other increases (decreases)	7,276,897	3,738,063
Ending balance	87,275,541	55,080,385	39,890,472
Deferred Tax Assets Liabilities [Member] | Dismantling Provision [Member]
Disclosure Of Income Taxes [Line Items]
Assets	44,485,711	23,627,264
Beginning balance	23,627,264	17,411,395
Effects first application IFRS 9 and IAS 29			0
Increase (decrease) in profit or loss	20,711,621	4,442,928
Acquisitions Through Business Combinations		1,707,519
Foreign currency translation	34,574	59,520
Other increases (decreases)	112,252	5,902
Ending balance	44,485,711	23,627,264	17,411,395
Deferred Tax Assets Liabilities [Member] | Provision for Civil Contingencies [Member]
Disclosure Of Income Taxes [Line Items]
Assets	3,502,161	4,108,710
Beginning balance	4,108,710	3,762,772
Effects first application IFRS 9 and IAS 29			0
Increase (decrease) in profit or loss	(606,549)	306,893
Foreign currency translation		39,045
Ending balance	3,502,161	4,108,710	3,762,772
Deferred Tax Assets Liabilities [Member] | Provision Contingencies Workers [Member]
Disclosure Of Income Taxes [Line Items]
Assets	492,522	430,900
Beginning balance	430,900	5,989
Effects first application IFRS 9 and IAS 29			0
Increase (decrease) in profit or loss	61,622	333,704
Acquisitions Through Business Combinations		8,016
Foreign currency translation		83,191
Ending balance	492,522	430,900	5,989
Deferred Tax Assets Liabilities [Member] | Provision for Doubtful Trade Accounts [Member]
Disclosure Of Income Taxes [Line Items]
Assets	14,555,712	13,253,612
Beginning balance	13,253,612	11,976,401
Effects first application IFRS 9 and IAS 29			1,261,836
Increase (decrease) in profit or loss	1,302,403	13,646
Acquisitions Through Business Combinations		3,434
Foreign currency translation	128	989
Other increases (decreases)	(431)	(2,694)
Ending balance	14,555,712	13,253,612	11,976,401
Deferred Tax Assets Liabilities [Member] | Provision of Human Resources Accounts [Member]
Disclosure Of Income Taxes [Line Items]
Assets	7,859,341	7,432,939
Beginning balance	7,432,939	6,497,206
Effects first application IFRS 9 and IAS 29			0
Increase (decrease) in profit or loss	3,233,471	178,162
Acquisitions Through Business Combinations		70,795
Foreign currency translation	(13,109)	686,776
Other increases (decreases)	(2,793,960)
Ending balance	7,859,341	7,432,939	6,497,206
Deferred Tax Assets Liabilities [Member] | Other provisions [member]
Disclosure Of Income Taxes [Line Items]
Assets	16,380,094	6,226,960
Beginning balance	6,226,960	236,709
Increase (decrease) in profit or loss	(579,432)	(1,243,062)
Acquisitions Through Business Combinations		3,394,018
Foreign currency translation	773,530	104,440
Other increases (decreases)	9,959,036	3,734,855
Ending balance	16,380,094	6,226,960	236,709
Deferred Tax Assets Liabilities [Member] | Other Deferred Taxes [member]
Disclosure Of Income Taxes [Line Items]
Assets	20,980,774	14,277,897
Liabilities	(31,240,859)	(20,921,510)
Beginning balance	(6,643,613)	38,900,825
Effects first application IFRS 9 and IAS 29			(213,442)
Increase (decrease) in profit or loss	373,614	(34,967,709)
Increase (decrease) in other comprehensive income	992	111
Other increases (decreases)	(3,991,078)	(10,363,398)
Ending balance	(10,260,085)	(6,643,613)	38,900,825
Deferred Tax Assets Liabilities [Member] | Tax Relating to Capitalization of Financial Expenses [Member]
Disclosure Of Income Taxes [Line Items]
Liabilities	(11,412,737)	(11,202,063)
Beginning balance	(11,202,063)	(4,780,923)
Effects first application IFRS 9 and IAS 29			0
Increase (decrease) in profit or loss	(407,318)	(6,421,139)
Other increases (decreases)	196,643	(1)
Ending balance	(11,412,738)	(11,202,063)	(4,780,923)
Deferred Tax Assets Liabilities [Member] | Recoverable Taxes [Member]
Disclosure Of Income Taxes [Line Items]
Beginning balance		10,491,314
Effects first application IFRS 9 and IAS 29			0
Other increases (decreases)		(10,491,314)
Ending balance			10,491,314
Deferred Tax Assets Liabilities [Member] | Taxes Relating to Equity Method Accounting [Member]
Disclosure Of Income Taxes [Line Items]
Beginning balance		30,938,736
Effects first application IFRS 9 and IAS 29			0
Increase (decrease) in profit or loss		(30,938,736)
Ending balance			30,938,736
Deferred Tax Assets Liabilities [Member] | Taxes Relating to Hyperinflationary Effect [Member]
Disclosure Of Income Taxes [Line Items]
Liabilities	(657,871)	(425,687)
Beginning balance	(425,687)
Effects first application IFRS 9 and IAS 29			(213,442)
Increase (decrease) in profit or loss	(207,916)	(212,245)
Other increases (decreases)	(24,268)
Ending balance	(657,871)	(425,687)
Deferred Tax Assets Liabilities [Member] | Other Deferred Taxes
Disclosure Of Income Taxes [Line Items]
Assets	20,980,774	14,277,897
Liabilities	(19,170,251)	(9,293,760)
Beginning balance	4,984,137	2,251,698
Effects first application IFRS 9 and IAS 29			0
Increase (decrease) in profit or loss	988,848	2,604,411
Increase (decrease) in other comprehensive income	992	111
Other increases (decreases)	(4,163,453)	127,917
Ending balance	1,810,524	4,984,137	2,251,698
Deferred Tax Assets Liabilities [Member] | Deferred Tax Assets/Liabilities before compensation [Member]
Disclosure Of Income Taxes [Line Items]
Assets	208,292,798	122,047,406
Liabilities	(435,729,200)	(380,956,230)
Beginning balance	(258,908,824)	(169,385,889)
Effects first application IFRS 9 and IAS 29			1,048,394
Increase (decrease) in profit or loss	33,297,873	(38,316,202)
Increase (decrease) in other comprehensive income	2,811,360	(10,117)
Acquisitions Through Business Combinations		(37,094,304)
Foreign currency translation	1,330,258	(6,537,629)
Other increases (decreases)	(5,967,069)	(8,613,077)
Ending balance	(227,436,402)	(258,908,824)	$ (169,385,889)
Deferred Tax Assets Liabilities [Member] | Compensation of Assets (Liabilities) for deferred taxes [Member]
Disclosure Of Income Taxes [Line Items]
Assets	186,444,559	102,876,176
Liabilities	$ (186,444,559)	$ (102,876,176)